May 5, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  The Prudential Individual Variable Contract Account
     Registration No. 33-25434

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company of America, on behalf of the Prudential Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                Respectfully submitted,



                                    /s/ LEE D. AUGSBURGER
                                    ------------------------------------
                                    Lee D. Augsburger, Esq.
                                    Chief Legal Officer of Annuities
                                    The Prudential Insurance Company of America